Licensed Copyrights, Net - Disclosure of Licensed Copyrights (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of Licensed Copyrights [Line Items]
Licensed copyrights, gross carrying value	¥ 48,561		¥ 43,474
Licensed copyrights, accumulated amortisation	(40,061)		(35,651)
Licensed copyrights, accumulated impairment	(311)		(353)
Licensed copyrights, net carrying value	8,189	$ 1,285	7,470
Licensed copyrights, gross carrying value current	15,664		14,624
Licensed copyrights, accumulated amortisation current	(14,706)		(13,555)
Licensed copyrights, accumulated impairment current	(27)		(34)
Licensed copyrights, net carrying value current	931	146	1,035
Licensed copyrights, gross carrying value non current	32,897		28,850
Licensed copyrights, accumulated amortisation non current	(25,355)		(22,096)
Licensed copyrights, accumulated impairment non current	(284)		(319)
Licensed copyrights, net carrying value non current	7,258	1,139	6,435
Broadcasting Rights
Disclosure of Licensed Copyrights [Line Items]
Licensed copyrights, gross carrying value	41,489		37,511
Licensed copyrights, accumulated amortisation	(33,017)		(29,688)
Licensed copyrights, accumulated impairment	(311)		(353)
Licensed copyrights, net carrying value	8,161	1,281	7,470
Licensed copyrights, gross carrying value current	8,592		8,661
Licensed copyrights, accumulated amortisation current	(7,662)		(7,592)
Licensed copyrights, accumulated impairment current	(27)		(34)
Licensed copyrights, net carrying value current	903	142	1,035
Licensed copyrights, gross carrying value non current	32,897		28,850
Licensed copyrights, accumulated amortisation non current	(25,355)		(22,096)
Licensed copyrights, accumulated impairment non current	(284)		(319)
Licensed copyrights, net carrying value non current	7,258	1,139	6,435
Sublicensing Rights
Disclosure of Licensed Copyrights [Line Items]
Licensed copyrights, gross carrying value	7,072		5,963
Licensed copyrights, accumulated amortisation	(7,044)		(5,963)
Licensed copyrights, accumulated impairment	0		0
Licensed copyrights, net carrying value	28	4	0
Licensed copyrights, gross carrying value current	7,072		5,963
Licensed copyrights, accumulated amortisation current	(7,044)		(5,963)
Licensed copyrights, accumulated impairment current	0		0
Licensed copyrights, net carrying value current	28	4	0
Licensed copyrights, gross carrying value non current	0		0
Licensed copyrights, accumulated amortisation non current	0		0
Licensed copyrights, accumulated impairment non current	0		0
Licensed copyrights, net carrying value non current	¥ 0	$ 0	¥ 0